RISK MANAGEMENT - Risk management - Value at risk - Additional information (Details) - Market risk [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banco de Bogota S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	6.70%	8.10%
Banco de Occidente S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	5.20%	7.00%
Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	4.50%	8.70%
Banco Popular S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	8.80%	7.70%
Corficolombiana S.A
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	10.20%	8.90%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	13.70%	16.90%